Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2016
Intangible Assets And Goodwill (Tables) [Abstract]
Schedule Of Finite Lived Intangible Assets Table Text Block
	2016		2015
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Amortizable Intangible Assets
Non-compete agreements	$360.938	$(292.980)	$346.186	$(273.220)
Technology	176.893	(64.440)	106.510	(57.821)
Licenses and distribution agreements	192.747	(121.152)	193.280	(112.167)
Customer Relationships	261.766	(62.910)	262.754	(35.347)
Self-developed software	153.826	(88.729)	140.914	(72.797)
Other	389.125	(289.697)	357.065	(264.621)
Construction in progress	18.873	-	23.333	-
	$1.554.168	$(919.908)	$1.430.042	$(815.973)

Schedule Of Indefinite Lived Intangible Assets Table Text Block
	2016	2015
	Carrying	Carrying
	Amount	Amount
Non-amortizable Intangible Assets
Tradename	$209.441	$209.404
Management contracts	3.497	7.016
	$212.938	$216.420

Total Intangible Assets	$847.198	$830.489

Finite Lived Intangible Assets Future Amortization Expense [Text Block]
Estimated Amortization Expense
2017	$117.315
2018	$111.578
2019	$109.232
2020	$101.705
2021	$98.582

Schedule Of Goodwill Text Block
	North		Asia-	Latin
	America	EMEA	Pacific	America	Segment
	Segment	Segment	Segment	Segment	Total	Corporate	Total
Balance as of December 31, 2014	$11.180.954	$1.018.881	$365.351	$100.824	$12.666.010	$416.170	$13.082.180
Goodwill acquired, net of divestitures	43.186	52.484	22.247	(1.018)	116.899	-	116.899
Reclassifications	-	4.867	(2.774)	-	2.093	(2.093)	-
Foreign Currency Translation Adjustment	(561)	(132.260)	(11.250)	(20.531)	(164.602)	(1.727)	(166.329)
Balance as of December 31, 2015	$11.223.579	$943.972	$373.574	$79.275	$12.620.400	$412.350	$13.032.750

Goodwill acquired, net of divestitures	292.138	314.463	15.152	9.624	631.377	17.206	648.583
Reclassifications	3.163	-	-	-	3.163	-	3.163
Foreign Currency Translation Adjustment	(341)	(20.331)	(825)	5.377	(16.120)	(1.930)	(18.050)
Balance as of December 31, 2016	$11.518.539	$1.238.104	$387.901	$94.276	$13.238.820	$427.626	$13.666.446